Income Taxes - Summary of Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Balance at end of the year	$ 0
Surrozen Inc [Member]
Income Tax Contingency [Line Items]
Balance at beginning of the year	673,000	$ 188,000
Additions based on tax positions related to current year	248,000	263,000
Additions based on tax positions of prior year	0	222,000
Balance at end of the year	$ 921,000	$ 673,000